Schedule of Investments (unaudited)
February 28, 2025
BlackRock Technology Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobiles — 2.1%
Tesla, Inc.(a)	427,918	$ 125,371,416
Broadline Retail — 4.3%
Amazon.com, Inc.(a)	832,062	176,630,121
MercadoLibre, Inc.(a)	37,069	78,655,599
		255,285,720
Capital Markets — 0.7%
S&P Global, Inc.	81,645	43,577,202
Communications Equipment — 1.0%
Arista Networks, Inc.(a)	625,652	58,216,919
Consumer Finance — 0.5%
Kaspi.KZ JSC, ADR	275,924	28,900,280
Diversified Consumer Services — 0.0%
Think & Learn Private Ltd. (Acquired 09/30/20, cost $3,427,642)(a)(b)(c)	2,241	—
Electric Utilities — 0.6%
Constellation Energy Corp.	143,560	35,968,240
Electrical Equipment — 1.0%
Vertiv Holdings Co., Class A	587,899	55,950,348
Electronic Equipment, Instruments & Components — 0.9%
Coherent Corp.(a)	734,222	55,206,152
Entertainment — 5.2%
Netflix, Inc.(a)	59,859	58,695,341
Nintendo Co. Ltd.	747,800	55,828,367
Spotify Technology SA(a)	210,362	127,902,199
Take-Two Interactive Software, Inc.(a)	291,696	61,833,718
		304,259,625
Financial Services — 2.8%
Adyen NV(a)(d)	31,951	58,323,464
Mastercard, Inc., Class A	185,972	107,177,523
		165,500,987
Industrial Conglomerates — 1.2%
Hitachi Ltd.	2,828,900	71,899,603
Interactive Media & Services — 6.5%
Alphabet, Inc., Class A	645,997	110,000,369
Meta Platforms, Inc., Class A	405,846	271,186,297
		381,186,666
IT Services — 3.9%
Farmer’s Business Network, Inc.(a)(b)	194,200	460,254
Klarna Holdings AB (Acquired 09/15/20, cost $11,017,172)(a)(b)(c)	25,600	11,724,106
MongoDB, Inc., Class A(a)	238,313	63,732,046
Shopify, Inc., Class A(a)	449,974	50,397,088
Snowflake, Inc., Class A(a)	585,370	103,669,027
		229,982,521
Professional Services — 2.2%
RELX PLC	1,318,070	63,700,192
Thomson Reuters Corp.	379,787	67,893,079
		131,593,271
Semiconductors & Semiconductor Equipment — 28.0%
ARM Holdings PLC, ADR(a)(e)	462,789	60,944,683
ASM International NV	85,775	46,683,742
ASML Holding NV	73,956	52,602,787
Broadcom, Inc.	1,680,805	335,202,941
Intel Corp.	849,675	20,162,788
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	300,650	$ 23,071,881
Marvell Technology, Inc.	1,024,429	94,063,071
Micron Technology, Inc.	1,027,450	96,200,144
NVIDIA Corp.	6,200,345	774,547,097
Renesas Electronics Corp.	1,447,600	24,169,859
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	674,531	121,773,082
		1,649,422,075
Software — 28.8%
AppLovin Corp., Class A(a)	217,267	70,772,552
Atlassian Corp., Class A(a)	211,118	60,012,403
Autodesk, Inc.(a)	160,675	44,058,692
Cadence Design Systems, Inc.(a)	576,082	144,308,541
Constellation Software, Inc.	22,901	78,940,107
Crowdstrike Holdings, Inc., Class A(a)	189,177	73,714,710
CyberArk Software Ltd.(a)	132,068	48,052,942
Databricks, Inc. (Acquired 07/24/20, cost $5,122,891)(a)(b)(c)	319,983	29,598,427
Fair Isaac Corp.(a)	19,062	35,957,604
Guidewire Software, Inc.(a)	249,423	50,213,838
Microsoft Corp.	1,151,700	457,213,383
Nutanix, Inc., Class A(a)	489,750	37,656,877
Oracle Corp.	954,919	158,573,849
Palo Alto Networks, Inc.(a)	278,083	52,955,346
Salesforce, Inc.	145,189	43,244,544
Samsara, Inc., Class A(a)	941,327	44,882,471
SAP SE	410,412	113,889,912
ServiceNow, Inc.(a)	114,769	106,707,625
Unqork, Inc. (Acquired 03/05/21, cost $4,093,769)(a)(b)(c)	149,520	820,865
Xero Ltd.(a)	430,925	46,220,955
		1,697,795,643
Specialty Retail — 0.0%
AceVector Ltd. (Acquired 05/07/14, cost $1,414,399)(a)(b)(c)	304,000	98,805
Technology Hardware, Storage & Peripherals — 7.8%
Apple Inc.	1,904,582	460,604,111
Wireless Telecommunication Services — 0.5%
SoftBank Group Corp.	554,200	30,873,400
Total Common Stocks — 98.0% (Cost: $3,036,416,697)		5,781,692,984
Preferred Securities
Preferred Stocks — 1.6%
Diversified Consumer Services — 0.0%
Think & Learn Private Ltd., Series F (Acquired 09/30/20, cost $6,867,746)(a)(b)(c)	2,371	—
Interactive Media & Services — 0.3%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $10,748,384)(a)(b)(c)	94,889	17,908,401
Semiconductors & Semiconductor Equipment — 0.5%
PsiQuantum Corp., Series C (Acquired 09/09/19, cost $2,698,454)(a)(b)(c)	581,814	20,060,947
SambaNova Systems, Inc., Series C (Acquired 02/20/20, cost $9,804,574)(a)(b)(c)	184,153	10,358,606
		30,419,553

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Technology Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software — 0.8%
Databricks, Inc.
Series F, (Acquired 10/22/19, cost $3,700,005)(a)(b)(c)	258,450	$ 23,906,625
Series G, (Acquired 02/01/21, cost $12,500,003)(a)(b)(c)	211,425	19,556,812
Unqork, Inc.
Series A, (Acquired 03/05/21, cost $194,941)(a)(b)(c)	7,120	41,225
Series B, (Acquired 03/05/21, cost $314,315)(a)(b)(c)	11,480	73,472
Series C, (Acquired 09/18/20, cost $8,323,340)(a)(b)(c)	304,000	2,438,080
Series Seed, (Acquired 03/05/21, cost $489,544)(a)(b)(c)	17,880	99,413
Series Seed A, (Acquired 03/05/21, cost $180,704)(a)(b)(c)	6,600	36,564
		46,152,191
Total Preferred Securities — 1.6% (Cost: $55,822,010)		94,480,145
Warrants(a)(b)
Software — 0.0%
Constellation Software, Inc., (Issued/Exercisable 08/22/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 0.00)	22,107	—
Total Warrants — 0.0% (Cost: $0)		—
Total Long-Term Investments — 99.6% (Cost: $3,092,238,707)		5,876,173,129
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(f)(g)(h)	11,443,926	$ 11,449,648
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.24%(f)(g)	37,597,744	37,597,744
Total Short-Term Securities — 0.9% (Cost: $49,047,392)		49,047,392
Total Investments — 100.5% (Cost: $3,141,286,099)		5,925,220,521
Liabilities in Excess of Other Assets — (0.5)%		(27,198,964)
Net Assets — 100.0%		$ 5,898,021,557

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $136,722,348, representing 2.3% of its net assets as of period end, and an original cost of $80,897,883.

(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	All or a portion of this security is on loan.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 42,718,478	$ —	$ (31,264,129)(a)	$ (4,701)	$ —	$ 11,449,648	11,443,926	$ 102,943 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	25,083,311	12,514,433 (a)	—	—	—	37,597,744	37,597,744	1,597,015	—
				$ (4,701)	$ —	$ 49,047,392		$ 1,699,958	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Technology Opportunities Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$ 125,371,416	$ —	$ —	$ 125,371,416
Broadline Retail	255,285,720	—	—	255,285,720
Capital Markets	43,577,202	—	—	43,577,202
Communications Equipment	58,216,919	—	—	58,216,919
Consumer Finance	28,900,280	—	—	28,900,280
Diversified Consumer Services	—	—	—	—
Electric Utilities	35,968,240	—	—	35,968,240
Electrical Equipment	55,950,348	—	—	55,950,348
Electronic Equipment, Instruments & Components	55,206,152	—	—	55,206,152
Entertainment	248,431,258	55,828,367	—	304,259,625
Financial Services	107,177,523	58,323,464	—	165,500,987
Industrial Conglomerates	—	71,899,603	—	71,899,603
Interactive Media & Services	381,186,666	—	—	381,186,666
IT Services	217,798,161	—	12,184,360	229,982,521
Professional Services	67,893,079	63,700,192	—	131,593,271
Semiconductors & Semiconductor Equipment	1,525,965,687	123,456,388	—	1,649,422,075
Software	1,507,265,484	160,110,867	30,419,292	1,697,795,643
Specialty Retail	—	—	98,805	98,805
Technology Hardware, Storage & Peripherals	460,604,111	—	—	460,604,111
Wireless Telecommunication Services	—	30,873,400	—	30,873,400
Preferred Securities	—	—	94,480,145	94,480,145
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	49,047,392	—	—	49,047,392
	$ 5,223,845,638	$ 564,192,281	$ 137,182,602	$ 5,925,220,521

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Technology Opportunities Fund
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Preferred Stocks	Warrants	Total
Assets
Opening Balance, as of May 31, 2024	$35,470,366	$83,769,762	$—	$119,240,128
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	(144,905)	—	(144,905)
Net change in unrealized appreciation (depreciation)(a)	7,232,091	13,202,643	—	20,434,734
Purchases	—	—	—	—
Sales	—	(2,347,355)	—	(2,347,355)
Closing Balance, as of February 28, 2025	$42,702,457	$94,480,145	$— (b)	$137,182,602
Net change in unrealized appreciation (depreciation) on investments still held at February 28, 2025(a)	$7,232,091	$13,202,643	$—	$20,434,734

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 28, 2025, is generally due to investments no longer held or categorized as Level 3 at period end.
(b)
Rounds to less than $1.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$42,702,457	Market	Revenue Multiple Volatility Time to Exit	2.10x - 23.05x 70% 3.0 years	17.64x — —
Preferred Stocks	94,480,145	Market	Revenue Multiple Volatility Time to Exit Market Adjustment Multiple	1.33x - 23.05x 50%- 90% 3.0 - 4.0 years 1.85x	16.79x 64% 3.6 years —
	$137,182,602

(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
Currency Abbreviation
CAD	Canadian Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt